INSURANCE AND REINSURANCE CONTRACTS ASSETS AND LIABILITIES, Liability for Insurance Contracts (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liability for Insurance Contracts [Abstract]
Claims incurred and other insurance service expenses	S/ (754,697)	S/ (441,591)
Adjustments relating to the past to liabilities for incurred claims	(754,697)	(441,591)
Result of the insurance service	(33,227)	207,159
Total changes in the income statement	1,154,977	(657,390)
Other changes	(125,495)	(211,437)
Cash flow [Abstract]
Premiums received	1,091,817	1,011,547
Claims and other service expenses paid	(1,085,630)	(838,619)
Insurance acquisition cash flows	(63,990)	(75,160)
Net cash flow	(57,803)	97,768
Insurance Contracts [Member]
Liability for Insurance Contracts [Abstract]
Balances at the beginning of the period	11,154,008	11,920,974
Insurance income	(3,855,408)	(3,533,270)
Claims incurred and other insurance service expenses	2,888,217	562,911
Adjustments relating to the past to liabilities for incurred claims	(655,545)	1,559,741
Losses and recoveries for losses in onerous contracts	17,181	92,530
Amortization of insurance acquisition cash flows	3,134	15,741
Insurance service expenses	2,252,987	2,230,923
Result of the insurance service	(1,602,421)	(1,302,347)
Net financial expenses for reinsurance contracts	1,336,872	(872,885)
Total changes in the income statement	(265,549)	(2,175,232)
Investment components	(15)	0
Other changes	(187,300)	315,155
Cash flow [Abstract]
Premiums received	4,773,095	3,907,795
Claims and other service expenses paid	(3,075,632)	(2,739,523)
Insurance acquisition cash flows	(80,474)	(75,161)
Net cash flow	1,616,989	1,093,111
Balances at the end of the period	12,318,133	11,154,008
Insurance Contracts [Member] | Remaining Coverage Liabilities, Excluding Loss Component [Member]
Liability for Insurance Contracts [Abstract]
Balances at the beginning of the period	8,396,418	9,246,468
Insurance income	(3,855,739)	(3,533,270)
Claims incurred and other insurance service expenses	11,544	1,953
Adjustments relating to the past to liabilities for incurred claims	(592)	(13,440)
Losses and recoveries for losses in onerous contracts	(8,812)	0
Amortization of insurance acquisition cash flows	3,134	15,741
Insurance service expenses	5,274	4,254
Result of the insurance service	(3,850,465)	(3,529,016)
Net financial expenses for reinsurance contracts	1,051,939	(793,873)
Total changes in the income statement	(2,798,526)	(4,322,889)
Investment components	(901,136)	(658,211)
Other changes	(163,289)	357,096
Cash flow [Abstract]
Premiums received	4,773,477	3,849,115
Claims and other service expenses paid	0	0
Insurance acquisition cash flows	(80,474)	(75,161)
Net cash flow	4,693,003	3,773,954
Balances at the end of the period	9,226,470	8,396,418
Insurance Contracts [Member] | Remaining Coverage Liabilities, Loss Component [Member]
Liability for Insurance Contracts [Abstract]
Balances at the beginning of the period	163,555	135,365
Insurance income	331	0
Claims incurred and other insurance service expenses	0	0
Adjustments relating to the past to liabilities for incurred claims	0	0
Losses and recoveries for losses in onerous contracts	25,993	92,530
Amortization of insurance acquisition cash flows	0	0
Insurance service expenses	25,993	92,530
Result of the insurance service	26,324	92,530
Net financial expenses for reinsurance contracts	(4,492)	(9,058)
Total changes in the income statement	21,832	83,472
Investment components	(10)	0
Other changes	22,700	(55,282)
Cash flow [Abstract]
Premiums received	(382)	0
Claims and other service expenses paid	0	0
Insurance acquisition cash flows	0	0
Net cash flow	(382)	0
Balances at the end of the period	207,695	163,555
Insurance Contracts [Member] | Liabilities for Incurred Claims for Contracts not Measured by PAA [Member]
Liability for Insurance Contracts [Abstract]
Balances at the beginning of the period	1,073,412	994,581
Insurance income	0	0
Claims incurred and other insurance service expenses	772,038	554,692
Adjustments relating to the past to liabilities for incurred claims	(588,726)	(262,588)
Losses and recoveries for losses in onerous contracts	0	0
Amortization of insurance acquisition cash flows	0	0
Insurance service expenses	183,312	292,104
Result of the insurance service	183,312	292,104
Net financial expenses for reinsurance contracts	140,934	(29,644)
Total changes in the income statement	324,246	262,460
Investment components	901,131	658,211
Other changes	(1,609)	(3,221)
Cash flow [Abstract]
Premiums received	0	0
Claims and other service expenses paid	(1,084,324)	(838,619)
Insurance acquisition cash flows	0	0
Net cash flow	(1,084,324)	(838,619)
Balances at the end of the period	1,212,856	1,073,412
Insurance Contracts [Member] | Liabilities for Incurred Claims for Contracts Measured by PAA, Present Value of Future Cash Flows [Member]
Liability for Insurance Contracts [Abstract]
Balances at the beginning of the period	2,274,827	2,357,336
Insurance income	0	0
Claims incurred and other insurance service expenses	2,104,635	6,266
Adjustments relating to the past to liabilities for incurred claims	(71,098)	1,836,194
Losses and recoveries for losses in onerous contracts	0	0
Amortization of insurance acquisition cash flows	0	0
Insurance service expenses	2,033,537	1,842,460
Result of the insurance service	2,033,537	1,842,460
Net financial expenses for reinsurance contracts	146,732	(40,648)
Total changes in the income statement	2,180,269	1,801,812
Investment components	0	0
Other changes	33,651	16,583
Cash flow [Abstract]
Premiums received	0	0
Claims and other service expenses paid	(1,991,308)	(1,900,904)
Insurance acquisition cash flows	0	0
Net cash flow	(1,991,308)	(1,900,904)
Balances at the end of the period	2,497,439	2,274,827
Insurance Contracts [Member] | Liabilities for Incurred Claims for Contracts Measured by PAA, Risk Adjustment [Member]
Liability for Insurance Contracts [Abstract]
Balances at the beginning of the period	14,158	14,383
Insurance income	0	0
Claims incurred and other insurance service expenses	0	0
Adjustments relating to the past to liabilities for incurred claims	4,871	(425)
Losses and recoveries for losses in onerous contracts	0	0
Amortization of insurance acquisition cash flows	0	0
Insurance service expenses	4,871	(425)
Result of the insurance service	4,871	(425)
Net financial expenses for reinsurance contracts	1,759	338
Total changes in the income statement	6,630	(87)
Investment components	0	0
Other changes	(317)	(138)
Cash flow [Abstract]
Premiums received	0	0
Claims and other service expenses paid	0	0
Insurance acquisition cash flows	0	0
Net cash flow	0	0
Balances at the end of the period	20,471	14,158
Insurance Contracts [Member] | Accounts Receivable for Insurance Contracts [Member]
Liability for Insurance Contracts [Abstract]
Balances at the beginning of the period	(869,455)	(916,859)
Insurance income	0	0
Claims incurred and other insurance service expenses	0	0
Adjustments relating to the past to liabilities for incurred claims	0	0
Losses and recoveries for losses in onerous contracts	0	0
Amortization of insurance acquisition cash flows	0	0
Insurance service expenses	0	0
Result of the insurance service	0	0
Net financial expenses for reinsurance contracts	0	0
Total changes in the income statement	0	0
Investment components	0	0
Other changes	(70,408)	178
Cash flow [Abstract]
Premiums received	0	47,226
Claims and other service expenses paid	0	0
Insurance acquisition cash flows	0	0
Net cash flow	0	47,226
Balances at the end of the period	(939,863)	(869,455)
Insurance Contracts [Member] | Debts to Intermediaries, Marketers and Auxiliaries [Member]
Liability for Insurance Contracts [Abstract]
Balances at the beginning of the period	101,093	89,700
Insurance income	0	0
Claims incurred and other insurance service expenses	0	0
Adjustments relating to the past to liabilities for incurred claims	0	0
Losses and recoveries for losses in onerous contracts	0	0
Amortization of insurance acquisition cash flows	0	0
Insurance service expenses	0	0
Result of the insurance service	0	0
Net financial expenses for reinsurance contracts	0	0
Total changes in the income statement	0	0
Investment components	0	0
Other changes	(8,028)	(61)
Cash flow [Abstract]
Premiums received	0	11,454
Claims and other service expenses paid	0	0
Insurance acquisition cash flows	0	0
Net cash flow	0	11,454
Balances at the end of the period	S/ 93,065	S/ 101,093